UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2022

Item 1. Reports to Stockholders

Semiannual report

Multi-asset mutual fund

Delaware Strategic Allocation Fund

September 30, 2022

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Strategic Allocation Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of September 30, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2022 to September 30, 2022 (Unaudited)

The Fund seeks capital appreciation with current income as a secondary objective.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2022 to September 30, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2022 to September 30, 2022 (Unaudited)

Delaware Strategic Allocation Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$850.70	1.05%	$4.87
Class C	1,000.00	847.10	1.81%	8.38
Class R	1,000.00	848.80	1.31%	6.07
Institutional Class	1,000.00	851.80	0.81%	3.76
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.80	1.05%	$5.32
Class C	1,000.00	1,015.99	1.81%	9.15
Class R	1,000.00	1,018.50	1.31%	6.63
Institutional Class	1,000.00	1,021.01	0.81%	4.10

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector / country allocations and top 10 equity holdings
Delaware Strategic Allocation Fund	As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Common Stocks	53.62%
US Markets	29.86%
Basic Materials	0.84%
Business Services	0.36%
Capital Goods	1.78%
Communications	0.64%
Consumer Discretionary	1.58%
Consumer Services	0.31%
Consumer Staples	1.62%
Credit Cyclicals	0.49%
Energy	1.02%
Financials	4.10%
Healthcare	5.09%
Industrials	1.04%
Information Technology	8.96%
Media	0.59%
Real Estate	0.76%
Transportation	0.33%
Utilities	0.35%
Developed Markets	17.83%
Basic Materials	0.08%
Communications	0.89%
Consumer Discretionary	2.01%
Consumer Staples	1.59%
Energy	0.95%
Financials	3.31%
Healthcare	1.84%
Industrials	3.04%
Information Technology	1.42%
Materials	1.37%
Real Estate	0.63%
Utilities	0.70%
Emerging Markets	5.93%
Communications	0.94%
Consumer Discretionary	0.73%
Consumer Staples	0.42%
Energy	0.80%
Financials	0.37%
Healthcare	0.02%

Security type / sector / country allocations and top 10 equity holdings

Delaware Strategic Allocation Fund

Security type / sector	Percentage of net assets
Industrials	0.00%
Information Technology	2.33%
Materials	0.27%
Real Estate	0.02%
Utilities	0.03%
Exchange-Traded Funds	0.22%
Agency Collateralized Mortgage Obligations	0.44%
Agency Commercial Mortgage-Backed Security	0.06%
Agency Mortgage-Backed Securities	13.15%
Collateralized Debt Obligations	1.73%
Corporate Bonds	11.20%
Banking	3.15%
Basic Industry	0.37%
Brokerage	0.13%
Capital Goods	0.25%
Communications	2.00%
Consumer Cyclical	0.45%
Consumer Non-Cyclical	1.13%
Electric	1.13%
Energy	1.01%
Financials	0.27%
Insurance	0.18%
Natural Gas	0.10%
Real Estate	0.27%
Technology	0.58%
Transportation	0.18%
Loan Agreements	1.19%
Municipal Bonds	0.23%
Non-Agency Asset-Backed Securities	0.24%
Non-Agency Collateralized Mortgage Obligations	0.70%
Non-Agency Commercial Mortgage-Backed Securities	2.13%
Sovereign Bonds	4.32%
Preferred Stock	0.14%
US Treasury Obligations	7.20%
Warrants	0.00%
Short-Term Investments	1.50%
Total Value of Securities	98.07%
Receivables and Other Assets Net of Liabilities	1.93%
Total Net Assets	100.00%

Country/Market*	Percentage of net assets
Developed Markets	25.20%
Australia	2.26%
Austria	0.34%
Belgium	0.13%
Canada	0.35%
Cayman Islands	1.59%
China/Hong Kong	0.09%
Denmark	0.46%
Finland	0.12%
France	2.81%
Germany	1.83%
Hong Kong	0.15%
Ireland	0.36%
Israel	0.16%
Italy	1.01%
Japan	6.22%
Netherlands	1.13%
Norway	0.12%
Portugal	0.13%
Singapore	0.33%
South Africa	0.14%
Spain	0.97%
Sweden	0.63%
Switzerland	1.27%
United Kingdom	2.52%
United States	0.08%
Emerging Markets	6.41%
Argentina	0.05%
Brazil	0.40%
Chile	0.13%
China	1.68%
China/Hong Kong	0.01%
Colombia	0.02%
India	1.01%
Indonesia	0.21%
Malaysia	0.01%
Mexico	0.33%
Peru	0.03%
Republic of Korea	1.35%
Russia	0.01%

Security type / sector / country allocations and top 10 equity holdings

Delaware Strategic Allocation Fund

Country/Market*	Percentage of net assets
Russia	0.01%
Taiwan	1.03%
Turkey	0.13%
US Markets	64.96%
Total	96.57%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	1.43%
Apple	1.20%
Alphabet Class A	0.86%
Amazon.com	0.77%
Reliance Industries GDR	0.67%
Taiwan Semiconductor Manufacturing	0.60%
Visa Class A	0.57%
Samsung Electronics	0.51%
Roche Holding	0.50%
Motorola Solutions	0.49%

*	Allocation includes all investments except for short-term.

Schedule of investments
Delaware Strategic Allocation Fund	September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 53.62%
US Markets – 29.86%
Basic Materials – 0.84%
Balchem	278	$33,799
Boise Cascade	2,522	149,958
Coeur Mining †	1,534	5,246
Corteva	2,110	120,586
DuPont de Nemours	8,398	423,259
Eastman Chemical	1,000	71,050
Huntsman	984	24,147
Kaiser Aluminum	813	49,878
Mativ Holdings	2,220	49,018
Minerals Technologies	2,053	101,439
Quaker Chemical	383	55,298
Reliance Steel & Aluminum	533	92,961
Summit Materials Class A †	4,133	99,027
Westrock	3,156	97,489
Worthington Industries	2,139	81,581
		1,454,736
Business Services – 0.36%
ABM Industries	2,167	82,844
Aramark	3,854	120,245
ASGN †	1,542	139,351
BrightView Holdings †	4,436	35,222
Casella Waste Systems Class A †	1,150	87,848
Waste Management	734	117,594
WillScot Mobile Mini Holdings †	1,248	50,332
		633,436
Capital Goods – 1.78%
Ameresco Class A †	2,744	182,421
Applied Industrial Technologies	1,317	135,361
Barnes Group	939	27,118
Carlisle	452	126,745
Chart Industries †	176	32,446
Columbus McKinnon	2,100	54,936
Deere & Co.	133	44,407
Eaton	659	87,884
Emerson Electric	1,115	81,640
ESCO Technologies	541	39,731
Federal Signal	2,973	110,952
Generac Holdings †	245	43,644
Honeywell International	2,577	430,282

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Capital Goods (continued)
Ingersoll Rand	721	$31,191
Kadant	536	89,410
KBR	1,194	51,605
Lockheed Martin	283	109,320
MYR Group †	1,427	120,910
Oshkosh	1,090	76,616
Parker-Hannifin	687	166,467
Quanta Services	897	114,269
Raytheon Technologies	5,479	448,511
Regal Rexnord	527	73,970
Rockwell Automation	161	34,633
Roper Technologies	123	44,236
Tetra Tech	413	53,083
Trane Technologies	1,069	154,802
WESCO International †	534	63,749
Zurn Elkay Water Solutions	2,410	59,045
		3,089,384
Communications – 0.64%
Alphabet Class C †	1,020	98,073
American Tower	844	181,207
AT&T	6,668	102,287
ATN International	870	33,556
Century Communications =,†	25,000	0
Electronic Arts	3,059	353,957
Verizon Communications	8,800	334,136
		1,103,216
Consumer Discretionary – 1.58%
American Eagle Outfitters	2,311	22,486
BJ’s Wholesale Club Holdings †	934	68,005
Booking Holdings †	77	126,527
Dollar General	1,520	364,587
Dollar Tree †	2,400	326,640
Five Below †	1,106	152,263
Hibbett	709	35,315
Home Depot	1,777	490,345
Malibu Boats Class A †	1,773	85,086
NIKE Class B	3,747	311,451
Sonic Automotive Class A	733	31,739
Steven Madden	3,946	105,240

	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Consumer Discretionary (continued)
TJX	5,900	$366,508
Tractor Supply	1,342	249,451
		2,735,643
Consumer Services – 0.31%
Allegiant Travel †	910	66,412
Brinker International †	1,620	40,468
Chuy’s Holdings †	1,444	33,472
Jack in the Box	564	41,775
Southwest Airlines †	1,706	52,613
Sun Country Airlines Holdings †	1,703	23,178
Texas Roadhouse	2,700	235,602
Wendy’s	2,608	48,743
		542,263
Consumer Staples – 1.62%
Archer-Daniels-Midland	4,300	345,935
Casey’s General Stores	887	179,635
Coca-Cola	6,253	350,293
Conagra Brands	10,898	355,602
Estee Lauder Class A	111	23,965
General Mills	2,152	164,865
Helen of Troy †	379	36,551
J & J Snack Foods	807	104,482
Nestle	6,250	675,983
PepsiCo	1,613	263,338
Prestige Consumer Healthcare †	2,527	125,921
Starbucks	2,124	178,968
		2,805,538
Credit Cyclicals – 0.49%
BorgWarner	2,020	63,428
Dana	4,428	50,612
DR Horton	1,285	86,545
KB Home	2,721	70,528
La-Z-Boy	1,950	44,011
Taylor Morrison Home †	4,118	96,032
Tesla †	1,357	359,944
Toll Brothers	2,008	84,336
		855,436

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Energy – 1.02%
Chesapeake Energy	1,526	$143,765
Chevron	3,751	538,906
ConocoPhillips	6,339	648,733
Earthstone Energy Class A †	3,825	47,124
Patterson-UTI Energy	10,662	124,532
PDC Energy	2,933	169,498
Southwestern Energy †	16,582	101,482
		1,774,040
Financials – 4.10%
American Equity Investment Life Holding	2,145	79,987
American International Group	7,200	341,856
Axis Capital Holdings	3,511	172,566
BlackRock	319	175,539
City Holding	874	77,515
Comerica	1,213	86,244
Discover Financial Services	3,698	336,222
East West Bancorp	2,466	165,567
Enterprise Financial Services	1,373	60,467
Essent Group	4,196	146,315
First Bancorp (North Carolina)	1,793	65,588
First Financial Bancorp	3,505	73,885
First Foundation	2,439	44,243
First Interstate BancSystem Class A	3,163	127,627
Focus Financial Partners Class A †	1,907	60,090
Hamilton Lane Class A	1,223	72,903
Independent Bank	1,042	77,660
Independent Bank Group	925	56,786
Intercontinental Exchange	4,788	432,596
JPMorgan Chase & Co.	3,572	373,274
Kemper	1,132	46,706
MetLife	5,813	353,314
NMI Holdings Class A †	4,572	93,132
Old National Bancorp	7,230	119,078
Pacific Premier Bancorp	2,428	75,171
Raymond James Financial	1,846	182,422
Reinsurance Group of America	1,342	168,837
S&P Global	880	268,708
Selective Insurance Group	1,587	129,182
SouthState	1,214	96,052
State Street	1,807	109,884

	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Financials (continued)
Stifel Financial	679	$35,247
Truist Financial	7,900	343,966
Umpqua Holdings	4,202	71,812
United Community Banks	3,045	100,789
US Bancorp	13,025	525,168
Valley National Bancorp	6,023	65,048
Visa Class A	5,577	990,754
Webster Financial	2,418	109,294
WesBanco	2,493	83,191
WSFS Financial	2,636	122,469
		7,117,154
Healthcare – 5.09%
Abbott Laboratories	1,950	188,682
Agios Pharmaceuticals †	1,866	52,771
Amicus Therapeutics †	8,369	87,372
Apellis Pharmaceuticals †	1,888	128,950
Artivion †	3,479	48,149
AtriCure †	1,827	71,436
Azenta	1,045	44,789
Baxter International	6,600	355,476
Becton Dickinson and Co.	481	107,181
Blueprint Medicines †	1,561	102,854
Catalent †	1,052	76,123
Cigna	2,257	626,250
CONMED	942	75,520
Cooper	717	189,216
CVS Health	3,800	362,406
Danaher	518	133,794
Dexcom †	1,633	131,522
Edwards Lifesciences †	1,585	130,969
Exact Sciences †	1,644	53,414
GSK	21,344	308,265
Halozyme Therapeutics †	2,759	109,091
Hologic †	5,643	364,086
Insmed †	3,410	73,451
Inspire Medical Systems †	506	89,749
Intercept Pharmaceuticals †	1,057	14,745
Intuitive Surgical †	651	122,023
Johnson & Johnson	4,252	694,607
Ligand Pharmaceuticals †	958	82,493

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Healthcare (continued)
Merck & Co.	6,767	$582,774
Merit Medical Systems †	1,907	107,765
NeoGenomics †	2,603	22,412
Neurocrine Biosciences †	1,106	117,468
NuVasive †	1,614	70,709
Omnicell †	937	81,547
Pacific Biosciences of California †	5,139	29,832
Pfizer	5,458	238,842
PTC Therapeutics †	1,784	89,557
QuidelOrtho †	693	49,536
Repligen †	594	111,143
Roche Holding	2,650	862,662
Shockwave Medical †	659	183,248
Supernus Pharmaceuticals †	2,960	100,196
Thermo Fisher Scientific	491	249,030
TransMedics Group †	2,324	97,004
Travere Therapeutics †	4,564	112,457
Ultragenyx Pharmaceutical †	1,192	49,361
UnitedHealth Group	964	486,859
Vanda Pharmaceuticals †	4,085	40,360
Vertex Pharmaceuticals †	767	222,077
Zoetis	785	116,408
		8,846,631
Industrials – 1.04%
CoStar Group †	7,390	514,714
Dover	2,957	344,727
Equifax	291	49,886
JB Hunt Transport Services	1,268	198,341
Northrop Grumman	800	376,256
TransUnion	3,772	224,396
Verisk Analytics	587	100,101
		1,808,421
Information Technology – 8.96%
Accenture Class A	929	239,032
Adobe †	1,237	340,422
Alphabet Class A †	15,684	1,500,175
Amazon.com †	11,854	1,339,502
Apple	15,033	2,077,561
Autodesk †	769	143,649

	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Information Technology (continued)
Blackline †	836	$50,076
Box Class A †	2,607	63,585
Broadcom	1,176	522,156
Broadridge Financial Solutions	1,615	233,077
Cisco Systems	12,293	491,720
Cognizant Technology Solutions Class A	5,873	337,345
Coherent †	1,639	57,119
Consensus Cloud Solutions †	1,330	62,909
Crowdstrike Holdings Class A †	491	80,922
Datadog Class A †	320	28,410
ExlService Holdings †	1,100	162,096
Fidelity National Information Services	4,031	304,623
Ichor Holdings †	1,298	31,425
Instructure Holdings †	2,438	54,319
Intuit	1,049	406,299
MACOM Technology Solutions Holdings †	942	48,786
MaxLinear †	2,773	90,455
Meta Platforms Class A †	1,092	148,162
Microsoft	10,637	2,477,357
MongoDB †	194	38,521
Motorola Solutions	3,805	852,206
NETGEAR †	1,045	20,942
NVIDIA	4,143	502,919
ON Semiconductor †	2,775	172,966
Oracle	5,100	311,457
PayPal Holdings †	1,494	128,588
Ping Identity Holding †	1,438	40,365
PTC †	942	98,533
Q2 Holdings †	1,778	57,252
Rapid7 †	1,550	66,495
Salesforce †	2,125	305,660
Semtech †	1,775	52,203
ServiceNow †	403	152,177
Silicon Laboratories †	669	82,581
Snowflake Class A †	213	36,201
Sprout Social Class A †	909	55,158
SPS Commerce †	411	51,058
SS&C Technologies Holdings	2,138	102,089
Texas Instruments	1,030	159,423

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Information Technology (continued)
Tyler Technologies †	387	$134,482
Upwork †	1,998	27,213
Varonis Systems †	2,785	73,858
Veeva Systems Class A †	295	48,640
Verint Systems †	1,484	49,833
VeriSign †	2,722	472,811
Yelp †	2,253	76,399
Ziff Davis †	1,407	96,351
		15,557,563
Media – 0.59%
Comcast Class A	15,041	441,152
IMAX †	2,647	37,376
Nexstar Media Group	203	33,871
Walt Disney †	5,303	500,232
Warner Bros Discovery †	1,613	18,549
		1,031,180
Real Estate – 0.76%
American Assets Trust	2,143	55,118
Armada Hoffler Properties	4,333	44,977
Brixmor Property Group	4,235	78,220
Camden Property Trust	838	100,099
DiamondRock Hospitality	8,272	62,123
EastGroup Properties	461	66,541
Equity Residential	5,045	339,125
First Industrial Realty Trust	2,204	98,761
Four Corners Property Trust	2,024	48,961
Independence Realty Trust	3,594	60,128
Kite Realty Group Trust	4,925	84,808
LXP Industrial Trust	5,901	54,053
National Storage Affiliates Trust	1,585	65,904
Pebblebrook Hotel Trust	3,069	44,531
Physicians Realty Trust	5,691	85,593
RPT Realty	4,477	33,846
Spirit MTA REIT =,†	677	0
		1,322,788
Transportation – 0.33%
Hub Group Class A †	1,557	107,402
Knight-Swift Transportation Holdings	1,665	81,468
Union Pacific	1,430	278,593

	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Transportation (continued)
Werner Enterprises	2,677	$100,655
		568,118
Utilities – 0.35%
Black Hills	2,133	144,468
Edison International	5,500	311,190
NorthWestern	1,403	69,140
Spire	1,327	82,712
		607,510
Total US Markets (cost $40,423,155)		51,853,057
Developed Markets – 17.83%§
Basic Materials – 0.08%
Linde	531	143,152
		143,152
Communications – 0.89%
KDDI	12,600	368,377
Nippon Telegraph & Telephone	12,360	333,378
PCCW	590,000	266,184
Swisscom	550	257,532
Telefonica	66,455	219,695
Telenet Group Holding	7,160	98,440
		1,543,606
Consumer Discretionary – 2.01%
Cie Generale des Etablissements Michelin	11,840	265,284
Ferrari	1,156	213,860
Honda Motor	14,700	319,075
Industria de Diseno Textil	13,870	286,230
La Francaise des Jeux SAEM 144A #	7,230	214,470
LVMH Moet Hennessy Louis Vuitton	600	353,745
LVMH Moet Hennessy Louis Vuitton ADR	1,278	150,165
McDonald’s Holdings Co. Japan	7,300	254,354
Persimmon	9,760	133,480
Puma	2,560	118,426
Sony Group	5,800	373,604
Stanley Electric	15,200	238,649
Toyota Motor	22,440	293,301
Wesfarmers	9,890	270,378
		3,485,021

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Developed Markets § (continued)
Consumer Staples – 1.59%
Beiersdorf	2,030	$199,473
Chocoladefabriken Lindt & Spruengli	35	338,251
Coca-Cola HBC †	10,650	222,530
Coles Group	27,610	291,075
Diageo	4,240	178,477
Haleon †	28,180	87,864
J Sainsbury	92,780	179,676
Kesko Class B	10,820	201,868
L’Oreal	1,020	326,137
MatsukiyoCocokara & Co.	6,600	283,095
Sundrug	9,200	223,865
Suntory Beverage & Food	6,400	227,771
		2,760,082
Energy – 0.95%
ENEOS Holdings	85,400	275,428
Galp Energia	23,110	222,350
OMV	7,200	260,591
Shell	29,720	737,292
TotalEnergies	3,350	157,164
		1,652,825
Financials – 3.31%
AIA Group	19,200	159,857
Allianz	2,160	340,274
Australia & New Zealand Banking Group	25,930	379,584
AXA	17,330	378,364
Banco Bilbao Vizcaya Argentaria	72,480	325,134
Bank Leumi Le-Israel	32,290	275,781
BNP Paribas	8,930	377,197
Credit Suisse Group	36,530	144,498
Erste Group Bank	7,350	161,128
HSBC Holdings	82,400	426,656
Investec	58,370	236,643
Ninety One	102,081	207,441
Oversea-Chinese Banking	41,200	337,588
QBE Insurance Group	32,043	237,748
Resona Holdings	55,100	201,636
Sompo Holdings	6,700	268,076
Standard Chartered	49,970	312,540
Suncorp Group	34,230	220,885

	Number of shares	Value (US $)
Common Stocks (continued)
Developed Markets § (continued)
Financials (continued)
Svenska Handelsbanken Class A	30,490	$250,292
UBS Group	16,640	241,413
UniCredit	25,810	261,303
		5,744,038
Healthcare - 1.84%
Alfresa Holdings	13,100	152,674
Astellas Pharma	23,700	313,961
AstraZeneca	2,850	313,299
Daiichi Sankyo	11,200	313,050
Euroapi †	285	4,731
Novartis	8,970	683,846
Novo Nordisk Class B	5,720	569,814
Sanofi	4,450	338,852
Shionogi & Co.	5,100	246,300
Smith & Nephew	21,700	250,478
		3,187,005
Industrials - 3.04%
AGC	7,200	224,149
ANDRITZ	4,080	172,665
BAE Systems	35,940	315,784
Brambles	30,340	221,951
Brenntag	4,060	245,435
CNH Industrial	26,210	293,349
Daimler Truck Holding †	10,040	226,979
Deutsche Lufthansa †	17,620	101,283
Deutsche Post	8,760	264,023
Eiffage	3,660	293,507
Husqvarna Class B	22,710	125,890
Intertek Group	3,340	137,037
ITOCHU	12,586	303,800
Kuehne + Nagel International	1,120	228,068
Mitsubishi	12,300	336,408
Miura	6,200	126,319
Nippon Yusen KK	11,400	193,502
SG Holdings	15,500	212,298
SKF Class B	17,420	233,369
Teleperformance	850	215,631
Vestas Wind Systems	10,660	196,281
Vinci	3,750	303,228

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Developed Markets § (continued)
Industrials (continued)
Wolters Kluwer	3,140	$305,753
		5,276,709
Information Technology - 1.42%
ASM International	1,180	264,210
ASML Holding (New York Shares)	1,260	521,992
Azbil	7,200	187,683
Capgemini	1,440	230,545
Computershare	16,920	269,875
Fujitsu	2,600	285,095
Omron	3,800	174,106
SAP	1,520	123,873
Telefonaktiebolaget LM Ericsson Class B	36,150	211,313
Tokyo Electron	800	197,116
		2,465,808
Materials - 1.37%
BlueScope Steel	23,570	228,904
Boliden	8,380	258,908
Covestro 144A #	5,860	167,547
CRH	10,380	333,737
Givaudan	70	211,470
LANXESS	3,280	95,454
Norsk Hydro	39,050	209,539
Rio Tinto	6,440	348,442
Shin-Etsu Chemical	2,700	267,183
South32	107,980	256,335
		2,377,519
Real Estate - 0.63%
City Developments	47,700	251,385
Daito Trust Construction	3,200	299,335
Grand City Properties	9,020	89,380
Klepierre	12,570	218,533
Mirvac Group	192,630	239,960
		1,098,593
Utilities - 0.70%
E.ON	32,440	249,229
Enel	66,500	272,731
National Grid	20,910	215,250
SSE	14,300	241,470

	Number of shares	Value (US $)
Common Stocks (continued)
Developed Markets § (continued)
Utilities (continued)
Tokyo Gas	14,000	$236,335
		1,215,015
Total Developed Markets (cost $34,921,990)		30,949,373
Emerging Markets - 5.93%@
Communications - 0.94%
America Movil ADR Class L	4,704	77,475
Baidu ADR †	1,772	208,192
Grupo Televisa ADR	13,530	72,791
iQIYI ADR †	1,540	4,173
LG Uplus	7,329	54,805
NAVER	498	66,342
SK Telecom ADR	18,917	364,342
Telefonica Brasil ADR	6,897	51,866
Tencent Holdings	18,100	611,351
Tencent Music Entertainment Group ADR †	7	28
TIM ADR	4,517	50,500
Turkcell Iletisim Hizmetleri ADR	11,103	29,534
VK GDR =,†	2,644	1,828
Weibo Class A †	600	10,326
Weibo ADR †	1,972	33,721
Yandex Class A =,†	2,625	3,088
		1,640,362
Consumer Discretionary - 0.73%
Alibaba Group Holding ADR †	5,328	426,187
Americanas	25,905	82,166
Arcos Dorados Holdings Class A	6,119	44,608
Astra International	404,500	175,047
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	400	385
JD.com Class A	1,028	25,935
JD.com ADR	8,737	439,471
Trip.com Group ADR †	2,495	68,138
		1,261,937
Consumer Staples - 0.42%
BRF ADR †	18,322	42,874
Cia Cervecerias Unidas ADR	2,589	27,909
Coca-Cola Femsa ADR	3,053	178,265
Fomento Economico Mexicano ADR	853	53,526
Hengan International Group	9,000	40,237
Tata Consumer Products	9,749	95,843

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Emerging Markets @ (continued)
Consumer Staples (continued)
Tingyi Cayman Islands Holding	49,724	$85,630
Tsingtao Brewery Class H	15,400	145,188
Uni-President China Holdings	71,600	59,995
		729,467
Energy - 0.80%
China Petroleum & Chemical Class H	178,200	76,096
Gazprom PJSC ADR =,†	43,806	20,575
Petroleo Brasileiro ADR	9,584	118,267
Reliance Industries GDR 144A #	19,878	1,153,364
Rosneft Oil PJSC =	41,640	20,587
		1,388,889
Financials - 0.37%
Akbank TAS	47,990	29,302
Banco Bradesco ADR	23,339	85,887
Banco Santander Brasil ADR	8,273	46,660
Banco Santander Mexico ADR	22,003	112,215
Grupo Financiero Banorte Class O	10,747	68,843
Itau Unibanco Holding ADR	21,690	112,137
Ping An Insurance Group Co. of China Class H	22,500	112,248
Samsung Life Insurance	1,442	62,460
Sberbank of Russia PJSC =,†	52,870	544
XP Class A †	499	9,486
		639,782
Healthcare - 0.02%
BeiGene ADR †	260	35,053
Joinn Laboratories China Class H 144A #	196	744
		35,797
Industrials - 0.00%
DiDi Global ADR †	2,500	4,593
		4,593
Information Technology - 2.33%
Getnet Adquirencia e Servicos para Meios de Pagamento ADR	1,226	2,121
HCL Technologies	9,600	109,028
Hon Hai Precision Industry	75,582	242,022
MediaTek	29,000	500,436
Samsung Electronics	24,309	892,608
Sitios Latinoamerica †	4,704	2,142

	Number of shares	Value (US $)
Common Stocks (continued)
Emerging Markets @ (continued)
Information Technology (continued)
SK Hynix	12,068	$690,292
SK Square †	8,058	201,076
Sohu.com ADR †	6,358	102,173
Taiwan Semiconductor Manufacturing	79,069	1,048,091
Tata Consultancy Services	3,900	142,931
WNS Holdings ADR †	1,400	114,576
		4,047,496
Materials - 0.27%
Cemex ADR †	9,018	30,932
Cia de Minas Buenaventura ADR	8,215	55,287
Sociedad Quimica y Minera de Chile ADR	2,215	201,011
Tata Chemicals	8,553	115,281
Vale ADR	5,098	67,905
		470,416
Real Estate - 0.02%
Etalon Group GDR 144A #,=	20,100	4,414
IRSA Inversiones y Representaciones ADR †	4,845	19,719
UEM Sunrise †	83,019	4,643
		28,776
Utilities - 0.03%
Kunlun Energy	62,000	44,623
		44,623
Total Emerging Markets (cost $9,207,488)		10,292,138
Total Common Stocks (cost $84,552,633)		93,094,568

Exchange-Traded Funds – 0.22%
iShares MSCI EAFE ETF	2,950	165,229
Vanguard FTSE Developed Markets ETF	5,900	214,524
Total Exchange-Traded Funds (cost $381,967)		379,753

	Principal amount°
Agency Collateralized Mortgage Obligations – 0.44%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 S	268,371	24,387
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	242,836	216,075

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMICs Trust
Series 2021-HQA1 M1 144A 2.981% (SOFR + 0.70%) 8/25/33 #,●	51,646	$51,439
Series 2021-HQA2 M1 144A 2.981% (SOFR + 0.70%) 12/25/33 #,●	63,677	62,969
GNMA
Series 2013-113 LY 3.00% 5/20/43	450,000	405,492
Series 2017-10 KZ 3.00% 1/20/47	1,185	1,077
Total Agency Collateralized Mortgage Obligations (cost $860,644)		761,439

Agency Commercial Mortgage-Backed Security – 0.06%
Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.136% 10/25/24 ◆	100,000	97,244
Total Agency Commercial Mortgage-Backed Security (cost $108,828)		97,244

Agency Mortgage-Backed Securities – 13.15%
Fannie Mae S.F. 15 yr
2.00% 4/1/36	484,970	427,854
2.50% 7/1/36	156,764	142,456
4.50% 9/1/37	102,653	100,933
Fannie Mae S.F. 20 yr
2.00% 5/1/41	1,134,222	950,389
2.50% 7/1/41	335,842	288,871
2.50% 10/1/41	923,024	795,905
4.00% 9/1/42	117,845	110,653
Fannie Mae S.F. 30 yr
2.00% 12/1/50	53,194	43,340
2.00% 1/1/51	21,575	17,617
2.00% 2/1/51	955,062	779,289
2.00% 3/1/51	428,413	348,798
2.00% 5/1/51	24,755	20,145
2.00% 1/1/52	79,218	64,483
2.50% 10/1/50	92,695	78,456
2.50% 11/1/50	410,641	346,949
2.50% 5/1/51	22,342	18,878
2.50% 7/1/51	52,921	44,665
2.50% 8/1/51	301,742	255,240
2.50% 10/1/51	154,489	130,193
2.50% 12/1/51	205,172	172,703

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 1/1/52	256,819	$216,113
2.50% 2/1/52	587,611	494,835
2.50% 4/1/52	745,476	627,037
3.00% 1/1/47	180,013	161,180
3.00% 11/1/49	292,158	259,736
3.00% 3/1/50	216,081	191,461
3.00% 7/1/50	68,093	59,700
3.00% 8/1/50	297,312	260,833
3.50% 10/1/42	371,747	342,332
3.50% 7/1/47	69,388	63,658
3.50% 11/1/48	248,257	227,069
3.50% 11/1/49	539,082	490,401
3.50% 3/1/50	11,901	10,881
3.50% 9/1/50	645,356	591,729
3.50% 6/1/51	675,440	610,762
3.50% 1/1/52	235,308	212,352
4.00% 10/1/48	329,729	313,262
4.50% 4/1/44	33,108	32,436
4.50% 9/1/48	404,712	390,484
4.50% 9/1/49	222,281	215,739
4.50% 1/1/50	446,459	437,436
5.00% 4/1/41	375,589	378,554
5.00% 7/1/47	410,119	413,347
5.00% 8/1/49	689,133	682,799
5.00% 6/1/52	238,537	232,682
5.00% 9/1/52	505,824	493,275
5.00% 10/1/52	407,000	396,899
5.50% 5/1/44	1,506,259	1,555,346
5.50% 8/1/52	459,253	458,355
5.50% 10/1/52	458,000	456,260
6.00% 10/1/38	400,332	414,009
6.00% 6/1/41	19,613	20,605
6.00% 7/1/41	667,391	701,398
6.00% 1/1/42	23,588	24,784
Freddie Mac S.F. 15 yr
3.00% 3/1/35	343,444	319,197
Freddie Mac S.F. 20 yr
2.50% 6/1/41	439,995	378,417
2.50% 9/1/41	191,679	164,138
3.00% 9/1/40	194,894	172,833

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.00% 9/1/51	102,794	$83,565
2.50% 11/1/50	212,007	179,361
2.50% 2/1/51	852,261	721,188
3.00% 11/1/46	954,719	849,328
3.00% 7/1/50	337,888	296,195
3.00% 8/1/50	146,639	129,423
3.00% 12/1/50	411,277	361,644
3.50% 8/1/49	273,944	249,198
4.00% 4/1/52	277,901	258,166
4.50% 8/1/48	74,808	72,447
5.50% 9/1/41	22,586	23,356
5.50% 9/1/52	98,000	99,133
5.50% 10/1/52	404,000	402,837
GNMA I S.F. 30 yr
3.00% 8/15/45	537,540	479,683
GNMA II S.F. 30 yr
5.50% 5/20/37	9,413	9,743
6.50% 6/20/39	13,265	13,987
Total Agency Mortgage-Backed Securities (cost $26,314,173)		22,839,405

Collateralized Debt Obligations – 1.73%
Cedar Funding IX CLO Series 2018-9A A1 144A 3.69% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #,●	250,000	244,096
Galaxy XXI CLO Series 2015-21AAR 144A 3.73% (LIBOR03M + 1.02%) 4/20/31 #,●	600,000	586,800
ICG US CLO Series 2014-1A A1A2 144A 3.91% (LIBOR03M + 1.20%, Floor 1.20%) 10/20/34 #,●	250,000	239,236
Neuberger Berman Loan Advisers CLO 36 Series 2020-36A A1R 144A 3.96% (LIBOR03M + 1.25%, Floor 1.25%) 4/20/33 #,●	250,000	242,378
Octagon Investment Partners 33 Series 2017-1A A1 144A 3.90% (LIBOR03M + 1.19%) 1/20/31 #,●	250,000	246,089
Octagon Investment Partners 48 Series 2020-3AAR 144A 3.86% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #,●	250,000	238,037

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 4.10% (LIBOR03M + 1.39%, Floor 1.39%) 1/20/34 #,●		250,000	$240,755
Signal Peak CLO 5 Series 2018-5A A 144A 3.893% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #,●		250,000	244,752
Sound Point CLO XXI Series 2018-3A A1A 144A 3.946% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #,●		250,000	243,473
Venture 34 CLO Series 2018-34A A 144A 3.742% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #,●		250,000	243,264
Venture 42 CLO Series 2021-42A A1A 144A 3.642% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #,●		250,000	237,498
Total Collateralized Debt Obligations (cost $3,089,950)			3,006,378

Corporate Bonds – 11.20%
Banking - 3.15%
Banco Santander 2.706% 6/27/24		200,000	191,078
Bank of America
1.898% 7/23/31 μ		115,000	85,826
2.482% 9/21/36 μ		445,000	322,089
2.551% 2/4/28 μ		115,000	100,162
2.972% 2/4/33 μ		35,000	27,405
3.458% 3/15/25 μ		215,000	208,319
4.948% 7/22/28 μ		265,000	254,896
Bank of Montreal 1.85% 5/1/25		210,000	193,437
Citigroup
3.07% 2/24/28 μ		45,000	40,158
5.61% 9/29/26 μ		180,000	179,132
Citizens Financial Group 2.85% 7/27/26		345,000	316,389
Credit Suisse Group 144A 5.10% 1/24/30 #,μ,y		200,000	122,970
Deutsche Bank 5.625% 5/19/31 μ	EUR	200,000	186,902
Goldman Sachs Group
1.542% 9/10/27 μ		145,000	122,649
2.60% 2/7/30		70,000	56,546
3.102% 2/24/33 μ		20,000	15,909
3.615% 3/15/28 μ		95,000	86,552
JPMorgan Chase & Co.
1.953% 2/4/32 μ		140,000	103,757
3.328% 4/22/52 μ		25,000	16,547

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
4.023% 12/5/24 μ	75,000	$73,838
4.08% 4/26/26 μ	170,000	163,785
4.60% 2/1/25 μ,y	30,000	26,208
4.851% 7/25/28 μ	205,000	197,049
KeyBank 3.40% 5/20/26	500,000	463,409
Morgan Stanley
1.928% 4/28/32 μ	15,000	10,973
2.475% 1/21/28 μ	35,000	30,628
2.484% 9/16/36 μ	127,000	91,191
2.511% 10/20/32 μ	40,000	30,612
PNC Bank
2.70% 11/1/22	250,000	249,747
3.875% 4/10/25	250,000	242,349
PNC Financial Services Group
2.60% 7/23/26	100,000	91,322
6.00% 5/15/27 μ,y	35,000	32,550
Santander UK 144A 5.00% 11/7/23 #	90,000	89,295
State Street
2.203% 2/7/28 μ	65,000	57,060
3.30% 12/16/24	260,000	253,041
SVB Financial Group
1.80% 10/28/26	45,000	38,729
1.80% 2/2/31	45,000	32,263
4.57% 4/29/33 μ	10,000	8,779
Toronto-Dominion Bank 4.108% 6/8/27	85,000	80,249
Truist Bank 2.636% 9/17/29 μ	73,000	68,069
Truist Financial 1.887% 6/7/29 μ	75,000	61,444
US Bancorp
2.215% 1/27/28 μ	35,000	30,876
2.491% 11/3/36 μ	55,000	41,424
2.677% 1/27/33 μ	40,000	32,201
Wells Fargo & Co.
3.908% 4/25/26 μ	280,000	267,812
4.808% 7/25/28 μ	70,000	66,833
		5,462,459
Basic Industry - 0.37%
Georgia-Pacific 8.00% 1/15/24	355,000	369,270
LYB International Finance III 3.375% 10/1/40	65,000	44,678

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Newmont
2.25% 10/1/30	50,000	$38,752
2.60% 7/15/32	55,000	42,005
2.80% 10/1/29	140,000	116,065
Westlake 3.125% 8/15/51	40,000	24,699
		635,469
Brokerage - 0.13%
Jefferies Group
2.625% 10/15/31	115,000	83,602
6.45% 6/8/27	80,000	81,252
6.50% 1/20/43	65,000	61,150
		226,004
Capital Goods - 0.25%
Eaton 4.15% 3/15/33	110,000	99,543
Otis Worldwide
3.112% 2/15/40	60,000	42,476
3.362% 2/15/50	40,000	27,075
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	100,000	84,040
Teledyne Technologies
2.25% 4/1/28	115,000	96,034
2.75% 4/1/31	100,000	79,010
		428,178
Communications - 2.00%
American Tower 1.875% 10/15/30	100,000	74,148
AT&T
3.50% 6/1/41	31,000	22,394
3.50% 9/15/53	85,000	56,777
4.30% 2/15/30	60,000	54,888
CCO Holdings 144A 4.50% 8/15/30 #	250,000	198,326
Charter Communications Operating
3.85% 4/1/61	20,000	11,728
4.40% 12/1/61	80,000	51,163
4.50% 2/1/24	145,000	143,423
Comcast
3.20% 7/15/36	65,000	50,404
3.70% 4/15/24	550,000	541,273
Discovery Communications 4.00% 9/15/55	195,000	115,398
Gray Television 144A 4.75% 10/15/30 #	98,000	73,590

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Communications (continued)
Magallanes 144A 3.638% 3/15/25 #		105,000	$99,533
Sprint Spectrum 144A 4.738% 9/20/29 #		137,500	135,604
Time Warner Entertainment 8.375% 3/15/23		575,000	583,137
T-Mobile USA
1.50% 2/15/26		50,000	43,940
2.40% 3/15/29		10,000	8,173
2.55% 2/15/31		40,000	31,727
3.00% 2/15/41		155,000	103,877
3.75% 4/15/27		130,000	120,141
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #		200,000	159,036
Verizon Communications
2.355% 3/15/32		90,000	69,103
2.875% 11/20/50		60,000	36,853
3.40% 3/22/41		110,000	80,577
4.50% 8/10/33		540,000	487,496
Warnermedia Holdings
144A 3.755% 3/15/27 #		110,000	98,554
144A 4.279% 3/15/32 #		20,000	16,479
			3,467,742
Consumer Cyclical - 0.45%
Allison Transmission 144A 3.75% 1/30/31 #		250,000	192,135
Aptiv
3.10% 12/1/51		209,000	117,453
3.25% 3/1/32		70,000	55,818
AutoNation 3.85% 3/1/32		40,000	31,663
Caesars Entertainment 144A 6.25% 7/1/25 #		103,000	99,438
Faurecia 3.75% 6/15/28	EUR	100,000	74,545
General Motors 5.40% 10/15/29		100,000	92,334
General Motors Financial
4.35% 4/9/25		120,000	116,005
5.25% 3/1/26		11,000	10,717
			790,108
Consumer Non-Cyclical - 1.13%
AbbVie 2.95% 11/21/26		190,000	174,256
Amgen
2.00% 1/15/32		60,000	45,696
2.45% 2/21/30		115,000	95,008
2.80% 8/15/41		135,000	92,477
Bristol-Myers Squibb
2.90% 7/26/24		131,000	127,158

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Bristol-Myers Squibb 3.70% 3/15/52	140,000	$107,673
Cigna
3.20% 3/15/40	45,000	32,446
3.402% (LIBOR03M + 0.89%) 7/15/23 ●	260,000	260,233
4.125% 11/15/25	107,000	104,037
CVS Health
1.30% 8/21/27	35,000	29,203
1.875% 2/28/31	20,000	15,269
3.75% 4/1/30	55,000	48,994
Energizer Holdings 144A 4.375% 3/31/29 #	100,000	74,408
HCA 144A 3.125% 3/15/27 #	250,000	221,671
JBS USA 144A 3.00% 2/2/29 #	70,000	57,362
Mondelez International 2.125% 3/17/24	125,000	120,112
Regeneron Pharmaceuticals 1.75% 9/15/30	50,000	37,917
Takeda Pharmaceutical 4.40% 11/26/23	210,000	208,778
Thermo Fisher Scientific 2.80% 10/15/41	50,000	35,101
Viatris
1.65% 6/22/25	20,000	17,802
2.30% 6/22/27	15,000	12,268
2.70% 6/22/30	30,000	22,328
4.00% 6/22/50	25,000	15,018
		1,955,215
Electric – 1.13%
Atlantic City Electric 4.00% 10/15/28	75,000	70,216
Duke Energy 4.875% 9/16/24 m,ѱ	85,000	76,393
Entergy Arkansas 4.20% 4/1/49	190,000	155,887
Entergy Louisiana
4.00% 3/15/33	90,000	79,837
4.05% 9/1/23	25,000	24,791
4.95% 1/15/45	15,000	13,461
Evergy Metro 3.65% 8/15/25	270,000	261,053
Eversource Energy 2.90% 3/1/27	50,000	45,444
Exelon 3.95% 6/15/25	35,000	33,853
NextEra Energy Capital Holdings
2.25% 6/1/30	85,000	67,939
3.00% 1/15/52	220,000	140,924
Pacific Gas and Electric
2.10% 8/1/27	30,000	24,293
2.50% 2/1/31	45,000	32,799

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Pacific Gas and Electric
3.25% 6/1/31	25,000	$19,111
3.30% 8/1/40	85,000	54,592
PacifiCorp
2.70% 9/15/30	20,000	16,728
3.30% 3/15/51	30,000	21,057
3.50% 6/15/29	255,000	230,598
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	185,451
Southern California Edison 4.875% 3/1/49	30,000	25,183
Vistra Operations
144A 3.55% 7/15/24 #	120,000	114,434
144A 4.30% 7/15/29 #	215,000	183,481
144A 5.125% 5/13/25 #	90,000	87,253
		1,964,778
Energy – 1.01%
BP Capital Markets 4.875% 3/22/30 μ,ѱ	85,000	73,366
BP Capital Markets America 2.721% 1/12/32	80,000	65,064
Chevron USA 3.90% 11/15/24	200,000	197,073
ConocoPhillips 3.80% 3/15/52	165,000	126,618
Devon Energy 4.75% 5/15/42	30,000	24,500
Diamondback Energy 4.25% 3/15/52	5,000	3,663
Ecopetrol 5.375% 6/26/26	45,000	40,742
Energy Transfer
5.25% 4/15/29	25,000	23,544
6.50% 11/15/26 μ,ѱ	145,000	126,673
Enterprise Products Operating 3.30% 2/15/53	35,000	22,864
MPLX
1.75% 3/1/26	40,000	35,043
4.00% 3/15/28	35,000	31,942
4.125% 3/1/27	160,000	149,404
ONEOK 7.50% 9/1/23	330,000	334,378
Sabine Pass Liquefaction 5.75% 5/15/24	334,000	335,401
Schlumberger Holdings 144A 3.75% 5/1/24 #	95,000	93,184
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	85,000	69,700
		1,753,159
Financials – 0.27%
AerCap Ireland Capital DAC 3.65% 7/21/27	200,000	174,943
Air Lease
2.875% 1/15/26	115,000	103,054
2.875% 1/15/32	125,000	94,391

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)
Air Lease
3.00% 2/1/30	130,000	$103,105
		475,493
Insurance – 0.18%
Aon 2.90% 8/23/51	140,000	86,980
Brown & Brown
2.375% 3/15/31	23,000	17,208
4.95% 3/17/52	82,000	66,694
Jackson Financial 3.125% 11/23/31	55,000	41,517
MetLife 6.40% 12/15/66	110,000	106,243
		318,642
Natural Gas – 0.10%
NiSource 0.95% 8/15/25	45,000	39,984
Sempra Energy 3.30% 4/1/25	145,000	138,118
		178,102
Real Estate – 0.27%
American Tower Trust #1 144A 3.07% 3/15/48 #	240,000	238,334
CubeSmart 3.125% 9/1/26	115,000	105,506
LifeStorage 3.50% 7/1/26	130,000	122,564
		466,404
Technology – 0.58%
Autodesk 2.40% 12/15/31	95,000	74,052
Broadcom 144A 3.469% 4/15/34 #	42,000	31,587
CDW
2.67% 12/1/26	25,000	21,731
3.276% 12/1/28	90,000	75,276
Entegris Escrow 144A 4.75% 4/15/29 #	70,000	61,815
International Business Machines 1.95% 5/15/30	100,000	79,561
Microchip Technology 4.333% 6/1/23	185,000	184,171
NXP
2.70% 5/1/25	10,000	9,283
3.125% 2/15/42	50,000	31,960
4.875% 3/1/24	370,000	365,905
5.55% 12/1/28	30,000	29,010
Workday
3.50% 4/1/27	10,000	9,265
3.70% 4/1/29	20,000	17,961
3.80% 4/1/32	20,000	17,383
		1,008,960

Schedule of investments

Delaware Strategic Allocation Fund

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation – 0.18%
Babcock International Group 1.375% 9/13/27	EUR	200,000	$161,090
Canadian Pacific Railway 2.45% 12/2/31		30,000	24,049
United Airlines 2014-1 Class A Pass Through Trust 4.00% 10/11/27 ◆		43,088	39,390
United Airlines 2014-2 Class A Pass Through Trust 3.75% 3/3/28 ◆		94,230	85,441
			309,970
Total Corporate Bonds (cost $22,019,691)			19,440,683

Loan Agreements – 1.19%
Applied Systems 1st Lien 6.674% (LIBOR03M + 3.00%) 9/19/24 ●		112,516	110,055
Aramark Services Tranche B-5 5.615% (LIBOR01M + 2.50%) 4/6/28 ●		119,214	117,165
Asplundh Tree Expert 4.865% (LIBOR01M + 1.75%) 9/7/27 ●		112,423	110,076
DirectV Financing 8.115% (LIBOR01M + 5.00%) 8/2/27 ●		103,840	97,009
Gray Television 5.564% (LIBOR01M + 3.00%) 12/1/28 ●		24,813	24,177
HCA Tranche B 4.865% (LIBOR01M + 1.75%) 6/30/28 ●		271,562	271,732
Horizon Therapeutics USA Tranche B-2 4.875% (LIBOR01M + 1.75%) 3/15/28 ●		123,125	118,623
Jazz Financing 6.615% (LIBOR01M + 3.50%) 5/5/28 ●		97,138	94,042
Lamar Media Tranche B 5.102% (LIBOR03M + 1.50%) 2/5/27 ●		171,937	167,639
Medline Borrower 6.365% (LIBOR01M + 3.25%) 10/23/28 ●		84,575	77,962
Organon & Co. 6.188% (LIBOR03M + 3.00%) 6/2/28 ●		116,354	113,882
Pilot Travel Centers Tranche B 5.134% (SOFR01M + 2.00%) 8/4/28 ●		112,930	108,334
Polaris Newco 1st Lien 7.674% (LIBOR03M + 4.00%) 6/2/28 ●		49,500	45,806
Pretium PKG Holdings 1st Lien 6.277% (LIBOR03M + 4.00%) 10/2/28 ●		96,975	87,762
RealPage 1st Lien 6.115% (LIBOR01M + 3.00%) 4/24/28 ●		128,700	120,777

	Principal amount°	Value (US $)
Loan Agreements (continued)
Setanta Aircraft Leasing DAC 5.674% (LIBOR03M + 2.00%) 11/5/28 ●	125,000	$122,634
SS&C Technologies Tranche B-3 4.865% (LIBOR01M + 1.75%) 4/16/25 ●	40,356	39,155
SS&C Technologies Tranche B-4 4.865% (LIBOR01M + 1.75%) 4/16/25 ●	32,761	31,786
Standard Industries 6.675% (LIBOR06M + 2.50%) 9/22/28 ●	94,913	92,350
UKG 1st Lien 5.535% (LIBOR03M + 3.25%) 5/4/26 ●	113,192	107,356
Total Loan Agreements (cost $2,130,879)		2,058,322

Municipal Bonds – 0.23%
Bay Area, California Toll Authority Series S3 6.907% 10/1/50	185,000	225,743
New Jersey Turnpike Authority Series A 7.102% 1/1/41	105,000	124,282
South Carolina Public Service Authority (Santee Cooper) Series D 4.77% 12/1/45	60,000	53,702
Total Municipal Bonds (cost $493,147)		403,727

Non-Agency Asset-Backed Securities – 0.24%
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	140,000	127,801
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	210,000	202,995
John Deere Owner Trust 2022 Series 2022-A A2 1.90% 11/15/24	50,000	49,328
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #,●	7,562	7,446
Series 2017-2 A1 144A 2.75% 4/25/57 #,●	7,889	7,816
Series 2018-1 A1 144A 3.00% 1/25/58 #,●	23,314	22,602
Total Non-Agency Asset-Backed Securities (cost $438,742)		417,988

Non-Agency Collateralized Mortgage Obligations – 0.70%
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.418% 6/25/29 #,●	42,373	36,475
Series 2014-2 B2 144A 3.418% 6/25/29 #,●	42,372	36,341
Series 2015-4 B1 144A 3.556% 6/25/45 #,●	113,566	100,263
Series 2015-4 B2 144A 3.556% 6/25/45 #,●	113,566	99,991

Schedule of investments

Delaware Strategic Allocation Fund

		Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2015-5 B2 144A 3.586% 5/25/45 #,●		118,505	$115,326
Series 2015-6 B1 144A 3.532% 10/25/45 #,●		105,855	96,890
Series 2015-6 B2 144A 3.532% 10/25/45 #,●		105,855	96,735
Sequoia Mortgage Trust Series 2015-1 B2 144A 3.917% 1/25/45 #,●		23,193	21,467
WST Trust Series 2019-1 A 3.545% (BBSW1M + 1.08%) 8/18/50 ●		961,990	613,325
Total Non-Agency Collateralized Mortgage Obligations (cost $1,292,175)			1,216,813

Non-Agency Commercial Mortgage-Backed Securities – 2.13%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 ●		340,000	302,933
Benchmark Mortgage Trust
Series 2020-B21 A5 1.978% 12/17/53		500,000	392,216
Series 2020-B22 A5 1.973% 1/15/54		500,000	390,091
Series 2021-B25 A5 2.577% 4/15/54		450,000	367,224
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47		345,000	328,893
Series 2015-3BP A 144A 3.178% 2/10/35 #		500,000	463,413
GS Mortgage Securities Trust
Series 2019-GC39 A4 3.567% 5/10/52		580,000	526,294
Series 2019-GC42 A4 3.00% 9/1/52		430,000	372,956
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46		125,000	121,843
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49		485,000	438,230
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,404,892)			3,704,093

Sovereign Bonds – 4.32%
Argentina – 0.01%
Argentine Republic Government International Bond 0.50% 7/9/30 ~	USD	87,300	17,633
			17,633
Australia – 0.18%
Australia Government Bonds 0.25% 11/21/25	AUD	250,000	144,222

		Principal amount°	Value (US $)
Sovereign Bonds (continued)
Australia (continued)
Australia Government Bonds
1.50% 6/21/31	AUD	145,000	$76,562
1.75% 6/21/51	AUD	60,000	23,356
2.25% 11/21/22	AUD	100,000	63,913
			308,053
Belgium – 0.07%
Kingdom of Belgium Government Bonds
144A 0.40% 6/22/40 #	EUR	45,000	28,038
144A 0.80% 6/22/27 #	EUR	35,000	32,118
144A 1.70% 6/22/50 #	EUR	75,000	54,751
			114,907
Canada – 0.17%
Canadian When Issued Government Bonds
0.50% 9/1/25	CAD	60,000	39,713
0.75% 10/1/24	CAD	55,000	37,544
1.00% 6/1/27	CAD	60,000	39,157
1.25% 6/1/30	CAD	60,000	37,715
1.50% 6/1/23	CAD	35,000	24,944
1.50% 12/1/31	CAD	30,000	18,839
2.00% 12/1/51	CAD	70,000	39,998
2.25% 3/1/24	CAD	80,000	56,670
			294,580
Denmark – 0.02%
Denmark Government Bonds
0.25% 11/15/52	DKK	65,000	4,494
0.50% 11/15/27	DKK	260,000	31,212
4.50% 11/15/39	DKK	35,000	5,816
			41,522
France – 0.56%
French Republic Government Bonds OAT
0.000% 2/25/23	EUR	155,000	151,352
0.026% 11/25/31	EUR	175,000	136,081
0.25% 11/25/26	EUR	115,000	104,314
0.50% 5/25/25	EUR	230,000	216,713
0.75% 11/25/28	EUR	150,000	133,643
0.75% 5/25/52	EUR	145,000	80,639
144A 1.25% 5/25/36 #	EUR	95,000	75,634
4.50% 4/25/41	EUR	25,000	29,312

Schedule of investments

Delaware Strategic Allocation Fund

		Principal amount°	Value (US $)
Sovereign Bonds (continued)
France (continued)
French Republic Government Bonds OAT 5.75% 10/25/32	EUR	35,000	$43,366
			971,054
Germany – 0.29%
Bundesrepublik Deutschland Bundesanleihe
0.000% 2/15/31	EUR	155,000	128,417
0.000% 5/15/35	EUR	110,000	81,692
0.25% 2/15/27	EUR	40,000	36,597
1.00% 8/15/25	EUR	130,000	124,739
1.541% 8/15/50	EUR	25,000	13,763
2.50% 8/15/46	EUR	80,000	84,285
3.25% 7/4/42	EUR	25,000	28,672
			498,165
Italy – 0.41%
Italy Buoni Poliennali Del Tesoro
0.25% 3/15/28	EUR	35,000	28,286
0.541% 4/1/26	EUR	50,000	43,452
0.85% 1/15/27	EUR	90,000	78,809
0.95% 8/1/30	EUR	145,000	111,795
1.45% 11/15/24	EUR	200,000	190,212
144A 1.65% 3/1/32 #	EUR	30,000	23,384
144A 1.70% 9/1/51 #	EUR	20,000	11,423
144A 2.25% 9/1/36 #	EUR	240,000	182,948
3.00% 8/1/29	EUR	15,000	13,835
144A 5.00% 9/1/40 #	EUR	20,000	20,786
			704,930
Japan – 1.65%
Japan Government Forty Year Bond 0.50% 3/20/60	JPY	12,800,000	65,023
Japan Government Ten Year Bonds
0.10% 9/20/27	JPY	108,650,000	751,683
0.10% 12/20/29	JPY	102,800,000	704,568
Japan Government Thirty Year Bond 0.60% 6/20/50	JPY	56,000,000	321,007
Japan Government Twenty Year Bonds
0.40% 6/20/40	JPY	81,150,000	514,099
1.70% 6/20/32	JPY	65,850,000	516,109
			2,872,489

		Principal amount°	Value (US $)
Sovereign Bonds (continued)
Netherlands – 0.08%
Netherlands Government Bonds
144A 0.000% 7/15/30 #	EUR	30,000	$24,707
144A 0.028% 1/15/52 #	EUR	35,000	17,296
144A 0.25% 7/15/25 #	EUR	40,000	37,502
144A 0.75% 7/15/27 #	EUR	20,000	18,404
144A 1.75% 7/15/23 #	EUR	35,000	34,326
144A 4.00% 1/15/37 #	EUR	10,000	11,383
			143,618
Spain – 0.38%
Spain Government Bonds
0.000% 4/30/23	EUR	70,000	67,954
0.30% 1/31/27	EUR	40,000	35,011
144A 0.60% 10/31/29 #	EUR	150,000	125,542
144A 0.80% 7/30/27 #	EUR	65,000	58,420
144A 2.35% 7/30/33 #	EUR	245,000	220,075
144A 3.80% 4/30/24 #	EUR	150,000	150,844
			657,846
Sweden – 0.01%
Sweden Government Bonds
144A 0.125% 5/12/31 #	SEK	145,000	10,965
144A 1.50% 11/13/23 #	SEK	100,000	8,935
2.50% 5/12/25	SEK	65,000	5,861
			25,761
United Kingdom – 0.49%
United Kingdom Gilt
0.125% 1/30/26	GBP	75,000	72,722
0.875% 10/22/29	GBP	155,000	138,046
1.00% 4/22/24	GBP	80,000	85,031
1.00% 1/31/32	GBP	20,000	16,835
1.25% 7/22/27	GBP	85,000	82,103
1.75% 7/22/57	GBP	105,000	76,058
3.75% 7/22/52	GBP	60,000	66,931
4.25% 3/7/36	GBP	160,000	180,729
4.25% 12/7/46	GBP	110,000	129,095
			847,550
Total Sovereign Bonds (cost $10,956,738)			7,498,108

Schedule of investments

Delaware Strategic Allocation Fund

		Number of shares	Value (US $)
Preferred Stock – 0.14%
Volkswagen 5.780% ꞷ	EUR	2,040	$249,272
Total Preferred Stock (cost $339,428)			249,272

		Principal amount°
US Treasury Obligations – 7.20%
US Treasury Bonds
2.00% 11/15/41		140,000	100,289
2.875% 5/15/52		720,000	604,012
US Treasury Floating Rate Note
3.353% (0.02% minus USBMMY3M) 1/31/24 ●		230,000	229,998
US Treasury Notes
0.125% 4/30/23		2,500,000	2,444,112
1.375% 8/31/23		4,700,000	4,577,545
2.50% 5/31/24		1,290,000	1,252,837
2.75% 8/15/32		3,260,000	2,981,372
2.875% 5/15/25		180,000	173,243
2.875% 5/15/32		150,000	138,715
Total US Treasury Obligations (cost $12,841,575)			12,502,123

Warrants – 0.00%
IRSA Inversiones y Representaciones, exercise price $0.24, expiration date 3/5/26 0.432% †		6,330	1,517
Total Warrants (cost $0)			1,517

		Number of shares
Short-Term Investments – 1.50%
Money Market Mutual Funds – 1.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)		648,322	648,322
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)		648,322	648,322
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)		648,322	648,322
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)		648,322	648,322

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Total Short-Term Investments (cost $2,593,288)		2,593,288
Total Value of Securities–98.07% (cost $172,818,750)		$170,264,721
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging market countries.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $9,701,251, which represents 5.59% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
@	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e., LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
ѱ	Perpetual security. Maturity date represents next call date.

Schedule of investments

Delaware Strategic Allocation Fund

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2022.
[w]	Perpetual security with no stated maturity date.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	(206)	USD	149	10/3/22	$1	$—
BNYM	EUR	(1,733)	USD	1,694	10/3/22	—	(5)
BNYM	JPY	(32,852,874)	USD	227,021	10/4/22	—	(55)
CITI	AUD	(40,000)	USD	28,128	11/18/22	2,525	—
GSC	DKK	(400,000)	USD	55,023	11/18/22	2,108	—
JPMCB	CAD	(615,000)	USD	477,384	11/18/22	32,172	—
JPMCB	JPY	(430,000,000)	USD	3,226,030	11/18/22	239,929	—
TD	AUD	(1,355,000)	USD	952,905	11/18/22	85,578	—
TD	EUR	(4,145,000)	USD	4,246,915	11/18/22	172,060	—
TD	GBP	(1,090,000)	USD	1,318,609	11/18/22	100,947	—
TD	SEK	(320,000)	USD	31,064	11/18/22	2,157	—
Total Foreign Currency Exchange Contracts						$637,477	$(60)

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
14	Australian Treasury 10 yr Bonds	$1,048,790	$1,075,498	12/15/22	$—	$(26,708)	$4,924
(4)	Euro-Bobl	(469,444)	(482,922)	12/8/22	13,478	—	(2,314)
(16)	US Treasury 10 yr Ultra Notes	(1,895,750)	(2,006,767)	12/20/22	111,017	—	8,000
(34)	US Treasury 5 yr Notes	(3,655,266)	(3,781,093)	12/30/22	125,827	—	9,031
(5)	US Treasury Long Bonds	(632,031)	(686,237)	12/20/22	54,206	—	3,281

Schedule of investments

Delaware Strategic Allocation Fund

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(34)	US Treasury 10 yr Notes	$(3,810,125)	$(4,007,401)	12/20/22	$197,276	$—	$13,282
Total Futures Contracts			$(9,888,922)		$501,804	$(26,708)	$36,204

Swap Contracts

IRS Contracts2

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[5] 10/2/23- (Annually/ Annually)	2,225,000	0.041%/ 2.98%	$91,075	$—	$91,075	$—	$(13,899)
3 yr IRS[5] 10/1/25- (Annually/ Annually)	725,000	0.115%/ 2.98%	79,404	—	79,404	—	(3,600)
5 yr IRS[5] 10/1/27- (Annually/ Annually)	3,745,000	0.251%/ 2.98%	601,615	—	601,615	—	4,961
8 yr IRS[5] 10/1/30- (Annually/ Annually)	2,155,000	0.449%/ 2.98%	471,680	—	471,680	—	13,638
18 yr IRS[5] 10/1/40- (Annually/ Annually)	570,000	0.761%/ 2.98%	202,306	—	202,306	—	9,700

IRS Contracts2

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
23 yr IRS[5] 10/1/45- (Annually/ Annually)	255,000	0.793%/ 2.98%	$100,511	$—	$100,511	$—	$3,553
28 yr IRS[5] 10/1/50- (Annually/ Annually)	560,000	0.812%/ 2.98%	235,521	—	235,521	—	9,937
Total IRS Contracts			$1,782,112	$—	$1,782,112	$—	$24,290

[1]	See Note 6 in “Notes to financial statements.”
[2]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $12,109.
[5]	Rate resets based on SOFR.

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above and on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

Summary of abbreviations:

ADR – American Depositary Receipt

BBSW1M – Bank Bill Swap Rate 1 Month

BNYM – Bank of New York Mellon

CITI – Citigroup

Schedule of investments

Delaware Strategic Allocation Fund

Summary of abbreviations: (continued)

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

EAFE – Europe, Australasia, and Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

GSC – Goldman Sachs Bank USA

ICE – Intercontinental Exchange, Inc.

IRS – Interest Rate Swap

JPMCB – JPMorgan Chase Bank

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Tresor

PJSC – Private Joint Stock Company

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

TD – TD Bank

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

yr – Year

Summary of currencies:

AUD – Australian Dollar

CAD – Canadian Dollar

DKK – Danish Krone

EUR – European Monetary Unit

GBP – British Pound Sterling

Summary of currencies: (continued)

JPY – Japanese Yen

SEK – Swedish Krona

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Strategic Allocation Fund	September 30, 2022 (Unaudited)

Assets:
Investments, at value*	$170,264,721
Cash	1,528,604
Cash collateral for derivatives	465,955
Foreign currencies, at valueΔ	691,414
Unrealized appreciation on foreign currency exchange contracts	637,477
Dividends and interest receivable	631,937
Receivable for securities sold	399,979
Foreign tax reclaims receivable	272,878
Receivable for fund shares sold	64,524
Swap payments receivable	44,751
Variation margin due from broker on futures contracts	36,204
Variation margin due from brokers on centrally cleared interest rate swap contracts	24,290
Prepaid expenses	13,737
Other assets	1,692
Total Assets	175,078,163
Liabilities:
Cash collateral due to brokers	680,000
Payable for securities purchased	388,390
Investment management fees payable to affiliates	305,469
Payable for fund shares redeemed	46,707
Administration expenses payable to affiliates	12,272
Distribution fees payable to affiliates	11,639
Capital gains tax payable	10,392
Unrealized depreciation on foreign currency exchange contracts	60
Distribution payable	10
Total Liabilities	1,454,939
Total Net Assets	$173,623,224

Net Assets Consist of:
Paid-in capital	$158,697,795
Total distributable earnings (loss)	14,925,429
Total Net Assets	$173,623,224

Net Asset Value

Class A:
Net assets	$146,611,818
Shares of beneficial interest outstanding, unlimited authorization, no par	15,735,924
Net asset value per share	$9.32
Sales charge	5.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.86

Class C:
Net assets	$5,324,210
Shares of beneficial interest outstanding, unlimited authorization, no par	571,224
Net asset value per share	$9.32

Class R:
Net assets	$632,044
Shares of beneficial interest outstanding, unlimited authorization, no par	68,158
Net asset value per share	$9.27

Institutional Class:
Net assets	$21,055,152
Shares of beneficial interest outstanding, unlimited authorization, no par	2,258,776
Net asset value per share	$9.32

*Investments, at cost	$172,818,750
ΔForeign currencies, at cost	712,563

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Strategic Allocation Fund	Six months ended September 30, 2022 (Unaudited)

Investment Income:
Dividends	$2,056,058
Interest	811,060
Foreign tax withheld	(156,375)
2,710,743

Expenses:
Management fees	658,266
Distribution expenses — Class A	200,387
Distribution expenses — Class C	32,083
Distribution expenses — Class R	1,711
Dividend disbursing and transfer agent fees and expenses	107,373
Accounting and administration expenses	34,040
Audit and tax fees	29,205
Custodian fees	25,351
Reports and statements to shareholders expenses	24,682
Registration fees	21,283
Legal fees	14,236
Trustees’ fees and expenses	4,745
Other	57,576
1,210,938
Less expenses waived	(162,460)
Less expenses paid indirectly	(136)
Total operating expenses	1,048,342
Net Investment Income (Loss)	1,662,401

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$4,451,117
Foreign currencies	(144,245)
Foreign currency exchange contracts	1,255,079
Futures contracts	702,073
Options purchased	1,177
Net realized gain (loss)	6,265,201

Net change in unrealized appreciation (depreciation) on:
Investments[1]	(41,887,597)
Foreign currencies	(42,143)
Foreign currency exchange contracts	369,542
Futures contracts	207,615
Swap contracts	734,231
Net change in unrealized appreciation (depreciation)	(40,618,352)
Net Realized and Unrealized Gain (Loss)	(34,353,151)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(32,690,750)

[1]	Includes $(2,205) capital gains tax paid and $(10,392) capital gains tax accrued.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Strategic Allocation Fund

	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,662,401	$1,964,442
Net realized gain (loss)	6,265,201	20,822,323
Net change in unrealized appreciation (depreciation)	(40,618,352)	(18,881,847)
Net increase (decrease) in net assets resulting from operations	(32,690,750)	3,904,918

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,620,570)	(20,369,606)
Class C	(36,718)	(891,392)
Class R	(5,896)	(131,568)
Institutional Class	(343,167)	(4,332,458)
	(2,006,351)	(25,725,024)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,270,686	5,569,852
Class C	107,120	1,131,354
Class R	23,695	155,689
Institutional Class	2,933,260	3,341,444

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,475,940	18,965,576
Class C	36,057	888,993
Class R	5,809	130,595
Institutional Class	248,206	2,571,858
	6,100,773	32,755,361

	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,970,213)	$(22,710,659)
Class C	(1,109,782)	(4,991,522)
Class R	(91,146)	(882,104)
Institutional Class	(15,509,066)	(4,050,281)
	(27,680,207)	(32,634,566)
Increase (decrease) in net assets derived from capital share transactions	(21,579,434)	120,795
Net Decrease in Net Assets	(56,276,535)	(21,699,311)

Net Assets:
Beginning of period	229,899,759	251,599,070
End of period	$173,623,224	$229,899,759

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Strategic Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/22[1]	Year ended
(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$11.07	$12.13	$9.12	$10.94	$11.46	$11.42

0.08	0.09	0.07	0.18	0.22	0.21
(1.73)	0.11	3.14	(1.13)	(0.05)	0.71
(1.65)	0.20	3.21	(0.95)	0.17	0.92

(0.10)	(0.16)	(0.11)	(0.19)	(0.20)	(0.21)
—	(1.10)	(0.09)	(0.68)	(0.49)	(0.67)
(0.10)	(1.26)	(0.20)	(0.87)	(0.69)	(0.88)

$9.32	$11.07	$12.13	$9.12	$10.94	$11.46

(14.93% )	1.32%	35.37%	(9.55% )	1.63%	8.35%

$146,612	$182,899	$198,448	$156,436	$195,484	$172,750
1.05%	1.09%	1.14%	1.13%	1.16%	1.14%
1.21%	1.18%	1.18%	1.18%	1.22%	1.17%
1.64%	0.78%	0.67%	1.66%	2.00%	1.79%
1.48%	0.69%	0.63%	1.61%	1.94%	1.76%
17%	70%	77%	103%	97%	93%

Financial highlights

Delaware Strategic Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/22[1]	Year ended
(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$11.07	$12.12	$9.13	$10.94	$11.46	$11.42

0.04	—	(0.01)	0.10	0.14	0.12
(1.73)	0.11	3.13	(1.12)	(0.05)	0.71
(1.69)	0.11	3.12	(1.02)	0.09	0.83

(0.06)	(0.06)	(0.04)	(0.11)	(0.12)	(0.12)
—	(1.10)	(0.09)	(0.68)	(0.49)	(0.67)
(0.06)	(1.16)	(0.13)	(0.79)	(0.61)	(0.79)

$9.32	$11.07	$12.12	$9.13	$10.94	$11.46

(15.29% )	0.60%	34.26%	(10.19% )	0.82%	7.53%

$5,324	$7,366	$11,063	$17,822	$27,275	$21,096
1.81%	1.85%	1.90%	1.89%	1.92%	1.90%
1.97%	1.94%	1.94%	1.94%	1.98%	1.93%
0.88%	0.02%	(0.09% )	0.90%	1.24%	1.03%
0.72%	(0.07% )	(0.13% )	0.85%	1.18%	1.00%
17%	70%	77%	103%	97%	93%

Financial highlights

Delaware Strategic Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/22[1]	Year ended
(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$11.02	$12.07	$9.08	$10.90	$11.40	$11.37

0.07	0.06	0.04	0.15	0.19	0.18
(1.73)	0.11	3.12	(1.12)	(0.03)	0.70
(1.66)	0.17	3.16	(0.97)	0.16	0.88

(0.09)	(0.12)	(0.08)	(0.17)	(0.17)	(0.18)
—	(1.10)	(0.09)	(0.68)	(0.49)	(0.67)
(0.09)	(1.22)	(0.17)	(0.85)	(0.66)	(0.85)

$9.27	$11.02	$12.07	$9.08	$10.90	$11.40

(15.12% )	1.14%	34.94%	(9.82% )	1.54%	8.01%

$632	$810	$1,509	$1,564	$1,986	$1,580
1.31%	1.35%	1.40%	1.39%	1.42%	1.40%
1.47%	1.44%	1.44%	1.44%	1.48%	1.43%
1.38%	0.52%	0.41%	1.40%	1.74%	1.53%
1.22%	0.43%	0.37%	1.35%	1.68%	1.50%
17%	70%	77%	103%	97%	93%

Financial highlights

Delaware Strategic Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/22[1]	Year ended
(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
$11.07	$12.13	$9.13	$10.95	$11.46	$11.42

0.10	0.12	0.10	0.20	0.25	0.24
(1.74)	0.11	3.12	(1.12)	(0.04)	0.71
(1.64)	0.23	3.22	(0.92)	0.21	0.95

(0.11)	(0.19)	(0.13)	(0.22)	(0.23)	(0.24)
—	(1.10)	(0.09)	(0.68)	(0.49)	(0.67)
(0.11)	(1.29)	(0.22)	(0.90)	(0.72)	(0.91)

$9.32	$11.07	$12.13	$9.13	$10.95	$11.46

(14.82% )	1.57%	35.54%	(9.29% )	1.96%	8.60%

$21,055	$38,825	$40,579	$34,392	$47,910	$63,346
0.81%	0.85%	0.90%	0.89%	0.92%	0.90%
0.97%	0.94%	0.94%	0.94%	0.98%	0.93%
1.88%	1.02%	0.91%	1.90%	2.24%	2.03%
1.72%	0.93%	0.87%	1.85%	2.18%	2.00%
17%	70%	77%	103%	97%	93%

Notes to financial statements
Delaware Strategic Allocation Fund	September 30, 2022 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers one fund: Delaware Strategic Allocation Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices.

Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Fund’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities that are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended September 30, 2022, and for all open tax years (years ended March 31, 2019-March 31, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended September 30, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Notes to financial statements

Delaware Strategic Allocation Fund

1. Significant Accounting Policies (continued)

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Segregation and Collateralizations - In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends and interest are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares and pays dividends from net investment income quarterly and distributions

Notes to financial statements

Delaware Strategic Allocation Fund

1. Significant Accounting Policies (continued)

from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets from July 29, 2022 through September 30, 2022.* From April 1, 2022 through July 28, 2022, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses to 0.81% of the Fund’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. For these services, DMC, not the Fund, pays MIMAK a fee, which is 0.12% of the average daily net assets of the Fund.

As determined by MIMAK from time to time, Macquarie Investment Management Global Limited (MIMGL) is responsible for managing real estate investment trust securities and other equity asset classes to which MIMAK may allocate assets. In addition, MIMAK may seek investment advice and recommendations from DMC’s affiliates: Macquarie Investment Management Europe Limited (MIMEL) and MIMGL. MIMAK may also permit MIMEL, MIMGL, and Macquarie Fund Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”) to execute Fund security trades on behalf of MIMAK. MIMAK may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where MIMAK believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and MIMAK may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2022, the Fund paid $22,386 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; and 0.002% of the next $25 billion; 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2022, the Fund paid $36,035 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fee of 1.00% and 0.50% of the average daily net assets of Class C and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.

In connection with the Fund’s previous merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same blended rate,

Notes to financial statements

Delaware Strategic Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

currently 0.24% of average daily net assets, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended September 30, 2022, the Fund paid $1,947 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended September 30, 2022, DDLP earned $2,163 for commissions on sales of the Fund’s Class A shares. For the six months ended September 30, 2022, DDLP received gross CDSC commissions of $154 and $233 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from July 29, 2022 through July 29, 2023.

3. Investments

For the six months ended September 30, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$13,606,286
Purchases of US government securities	19,060,297
Sales other than US government securities	41,273,685
Sales of US government securities	14,203,030

At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$173,340,136
Aggregate unrealized appreciation of investments and derivatives	$28,644,438
Aggregate unrealized depreciation of investments and derivatives	(28,825,227)
Net unrealized depreciation of investments and derivatives	$(180,789)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and

Notes to financial statements

Delaware Strategic Allocation Fund

3. Investments (continued)

industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2022:

	Level 1	Level 2	Level 3		Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$761,439	$—		$761,439
Agency Commercial Mortgage-Backed Security	—	97,244	—		97,244
Agency Mortgage-Backed Securities	—	22,839,405	—		22,839,405
Collateralized Debt Obligations	—	3,006,378	—		3,006,378
Common Stocks
Basic Materials	1,597,888	—	—		1,597,888
Business Services	633,436	—	—		633,436
Capital Goods	3,089,384	—	—		3,089,384
Communications	1,995,838	2,286,430	4,916	[1]	4,287,184
Consumer Discretionary	4,160,623	3,321,978	—		7,482,601
Consumer Services	542,263	—	—		542,263
Consumer Staples	2,519,993	3,775,094	—		6,295,087
Credit Cyclicals	855,436	—	—		855,436
Energy	1,892,307	2,882,285	41,162	[1]	4,815,754
Financials	8,025,768	5,474,662	544		13,500,974
Healthcare	7,710,757	4,358,676	—		12,069,433
Industrials	1,813,014	5,276,709	—		7,089,723
Information Technology	15,778,575	6,292,292	—		22,070,867
Materials	355,135	2,492,800	—		2,847,935
Media	1,031,180	—	—		1,031,180
Real Estate	1,342,507	1,103,236	4,414		2,450,157
Transportation	568,118	—	—		568,118
Utilities	607,510	1,259,638	—		1,867,148
Corporate Bonds	—	19,440,683	—		19,440,683
Exchange-Traded Funds	379,753	—	—		379,753
Loan Agreements	—	2,058,322	—		2,058,322
Municipal Bonds	—	403,727	—		403,727
Non-Agency Asset-Backed Securities	—	417,988	—		417,988
Non-Agency Collateralized Mortgage Obligations	—	1,216,813	—		1,216,813

	Level 1	Level 2	Level 3	Total
Non-Agency Commercial Mortgage-Backed Securities	$—	$3,704,093	$—	$3,704,093
Preferred Stock	—	249,272	—	249,272
Sovereign Bonds	—	7,498,108	—	7,498,108
US Treasury Obligations	—	12,502,123	—	12,502,123
Warrants	1,517	—	—	1,517
Short-Term Investments	2,593,288	—	—	2,593,288
Total Value of Securities	$57,494,290	$112,719,395	$51,036	$170,264,721

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$637,477	$—	$637,477
Futures Contracts	501,804	—	—	501,804
Swap Contracts	—	1,782,112	—	1,782,112
Liabilities:
Foreign Currency Exchange Contracts	$—	$(60)	$—	$(60)
Futures Contracts	(26,708)	—	—	(26,708)

1 The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

2 Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended September 30, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

Notes to financial statements

Delaware Strategic Allocation Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	123,733	465,798
Class C	10,483	92,749
Class R	2,326	13,118
Institutional Class	281,028	282,082

Shares issued upon reinvestment of dividends and distributions:
Class A	151,512	1,623,508
Class C	3,691	75,972
Class R	599	11,224
Institutional Class	25,465	220,248
	598,837	2,784,699

Shares redeemed:
Class A	(1,062,257)	(1,928,132)
Class C	(108,532)	(415,777)
Class R	(8,271)	(75,858)
Institutional Class	(1,553,696)	(340,682)
	(2,732,756)	(2,760,449)
Net increase (decrease)	(2,133,919)	24,250

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended September 30, 2022 and the year ended March 31, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
	Class C Shares	Class A Shares	Value
Six months ended
9/30/22	23,974	23,952	$247,996
Year ended
3/31/22	45,858	45,803	547,765

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of September 30, 2022, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

At September 30, 2022, the Fund received $680,000 in cash collateral for open foreign currency exchange contracts, which is included in “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Notes to financial statements

Delaware Strategic Allocation Fund

6. Derivatives (continued)

During the six months ended September 30, 2022, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies, to fix the US dollar value of a security between trade date and settlement date, and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At September 30, 2022, the Fund posted $244,486 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended September 30, 2022, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended September 30, 2022, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Notes to financial statements

Delaware Strategic Allocation Fund

6. Derivatives (continued)

During the six months ended September 30, 2022, the Fund entered into interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended September 30, 2022, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended September 30, 2022, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At September 30, 2022, for bilateral derivative contracts, the Fund posted $221,468 in cash collateral for open centrally cleared interest rate swap contracts, which is included in “Cash collateral for derivatives” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of September 30, 2022 were as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$637,477	$—	$637,477
Variation margin due from broker on futures contracts*	—	501,804	501,804
Variation margin due from brokers on centrally cleared interest rate swap contracts*	—	1,782,112	1,782,112
Total	$637,477	$2,283,916	$2,921,393

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(60)	$—	$(60)
Variation margin due from broker on futures contracts*	—	(26,708)	(26,708)
Total	$(60)	$(26,708)	$(26,768)

*Includes cumulative appreciation (depreciation) of futures contracts and swap contracts from the date the contracts were opened through September 30, 2022. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended September 30, 2022 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Total
Currency contracts	$1,255,079	$702,073	$—	$1,957,152

Notes to financial statements

Delaware Strategic Allocation Fund

6. Derivatives (continued)

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Total
Equity contracts	$—	$—	$1,177	$1,177
Total	$1,255,079	$702,073	$1,177	$1,958,329

	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$369,542	$—	$—	$369,542
Interest rate contracts	—	207,615	—	207,615
Credit contracts	—	—	734,231	734,231
Total	$369,542	$207,615	$734,231	$1,311,388

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended September 30, 2022:

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional value)	$54,731	$10,989,614
Futures contracts (average notional value)	987,714	10,936,440
Options contracts (average value)	—	24
Interest rate swap contracts (average notional value)	10,235,000	—

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At September 30, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of New York Mellon	$1	$(60)	$(59)
Citigroup	2,525	—	2,525
Goldman Sachs Bank USA	2,108	—	2,108
JPMorgan Chase Bank	272,101	—	272,101
TD Bank	360,742	—	360,742
Total	$637,477	$(60)	$637,417

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of New York Mellon	$(59)	$—	$—	$—	$—	$(59)
Citigroup	2,525	—	—	—	—	2,525
Goldman Sachs Bank USA	2,108	—	—	—	—	2,108
JPMorgan Chase Bank	272,101	—	(270,000)	—	—	2,101
TD Bank	360,742	—	(360,742)	—	—	0
Total	$637,417	$—	$(630,742)	$—	$—	$6,675

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With

Notes to financial statements

Delaware Strategic Allocation Fund

8. Securities Lending (continued)

respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended September 30, 2022, the Fund had no securities out on loan.

9. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR

Notes to financial statements

Delaware Strategic Allocation Fund

9. Credit and Market Risk (continued)

could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2022. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged

Notes to financial statements

Delaware Strategic Allocation Fund

9. Credit and Market Risk (continued)

nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 30, 2023.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2022, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Strategic Allocation Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022

Delaware Strategic Allocation Fund

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Strategic Allocation Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Funds Management Hong Kong Limited (“MFMHKL” and together with MIMGL, MIMAK, and MIMEL, the “Affiliated Sub-Advisers”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreement, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the

Other Fund information (Unaudited)

Delaware Strategic Allocation Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022

Delaware Strategic Allocation Fund (continued)

Funds by DMC under its Investment Management Agreement, and the experience of the officers and employees of DMC who provide these services, including the Fund’s co-portfolio manager. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including a MIMAK employee who serves as a co-portfolio manager. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board noted the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Funds and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, 10-year periods and since inception, as applicable, ended December 31, 2021.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison also showed that the Fund’s total return for the 1-, 3-, and 5-year periods was slightly below the median of its Performance Universe. The Board noted that the Fund underperformed one of its primary benchmarks for the 1-, 3-, and 5-year periods and outperformed the other primary benchmark for the 1-, 3-, and 5-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of May 2022 and January 2019, respectively. The Board noted the explanations from DMC and MIMAK concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark for the various periods.

Comparative expenses. The Board received and considered expense data for the Fund. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the

Other Fund information (Unaudited)

Delaware Strategic Allocation Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022

Delaware Strategic Allocation Fund (continued)

Investment Management Agreement and the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the

Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and the Sub-Advisory Agreements with MFMHKL, MIMGL, MIMAK, and MIMEL for an additional one-year period.

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds by Macquarie® Jerome D. Abernathy Managing Member Stonebrook Capital Management, LLC Thomas L. Bennett Private Investor

Ann D. Borowiec
Former Chief Executive Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector Chairman
Industrial Manufacturing, KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children’s Mercy Hospitals and Clinics

Frances A. Sevilla-Sacasa
Former Chief Executive Officer
Banco Itaú International

Thomas K. Whitford
Chairman of the Board
Delaware Funds by Macquarie
Former Vice Chairman PNC Financial Services Group

Christianna Wood
Chief Executive Officer and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and Treasurer
3M Company

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Strategic Allocation Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® FOUNDATION FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 8, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 8, 2022